Prospectus Supplement	February 3, 2016

Putnam Absolute Return 100 Fund
Prospectus dated February 28, 2015

Putnam Absolute Return 300 Fund
Prospectus dated February 28, 2015

Putnam Absolute Return 500 Fund
Prospectus dated February 28, 2015

Putnam Absolute Return 700 Fund
Prospectus dated February 28, 2015

Putnam Diversified Income Trust
Prospectus dated January 30, 2016

Putnam Dynamic Risk Allocation Fund
Prospectus dated September 30, 2015

Putnam Global Equity Fund
Prospectus dated February 28, 2015

The Putnam Fund for Growth and Income
Prospectus dated February 28, 2015

Putnam International Value Fund
Prospectus dated October 30, 2015

Putnam Investors Fund
Prospectus dated November 30, 2015

Class R5 shares are terminated for these funds. References to class R5 shares in each fund’s prospectus are hereby removed.

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